Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Deposits from customers	11,320,500	27,807,294	4,481,722
Deposits from suppliers	210,000	5,920,160	954,157
Accrued liabilities related to customers incentive program	5,760,470	14,763,617	2,379,463
Accrued professional service fees	3,467,453	18,360,616	2,959,194
Accrued sales and marketing expenses	3,029,033	12,455,256	2,007,423
Funds collected on behalf of insurance companies	670,917	4,495,481	724,540
Advanced payments received from banks	792,104	11,036,168	1,778,707
Others	4,481,613	15,021,524	2,421,031
Total	29,732,090	109,860,116	17,706,237

Deposits from customers represent cash paid to the Group as a deposit for international tours, and such amount is refundable upon completion of the tours.

Advanced payments received from banks represent cash received by the Company for promotional and marketing campaigns. Banks participating in these campaigns would reimburse the Group for tours sold to their credit card holders at a specified discount.